Shareholder Report	12 Months Ended	114 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIDELITY COVINGTON TRUST
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000131671
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Communication Services Index ETF
Trading Symbol	FCOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, interactive media AND services – representing roughly half of the MSCI sector index – gained approximately 35% and contributed most to the fund's performance for the fiscal year. Integrated telecommunication services (+34%) and wireless telecommunication services (37%) stocks also helped. Other contributors included the publishing (32%), interactive home entertainment (+13%), application software (+11%) and movies & entertainment (+8%) subindustries.

•   Conversely, cable AND satellite returned approximately -10% and detracted most. Broadcasting (-4%) also hurt.

•   Turning to individual stocks, the top contributor was Meta Platforms (+49%), from the interactive media & services subindustry. From the same subindustry, Alphabet gained 30%. Another notable contributor was Netflix (+43%), a stock in the movies & entertainment subindustry. Lastly, AT&T (+41%) and Verizon Communications (+27%), within the integrated telecommunication services subindustry, also boosted the fund.

•   In contrast, the biggest detractor was Warner Bros Discovery (-34%), from the movies & entertainment subindustry. Within the same subindustry, Roku (-39%) and AMC Entertainment (-90%) also hurt, as did ZoomInfo Technologies (-56%), within interactive media & services. Lastly, Iridium Communications, within the alternative carriers subindustry, returned approximately -45%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$23,751 Fidelity® MSCI Communication Services Index ETF	$24,032 MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,257	$10,274	$11,121
2016	$12,550	$12,590	$11,745
2017	$13,126	$13,198	$13,629
2018	$12,451	$12,519	$15,843
2019	$15,107	$15,211	$17,108
2020	$16,829	$16,965	$19,153
2021	$24,539	$24,760	$26,134
2022	$16,672	$16,835	$24,921
2023	$19,413	$19,623	$28,165
2024	$23,751	$24,032	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Communication Services Index ETF - NAV	22.34%	9.47%	9.04%
Fidelity® MSCI Communication Services Index ETF - Market Price	22.30%	9.45%	9.04%
MSCI USA IMI Communication Services 25/50 IndexFootnote ReferenceSM	22.47%	9.58%	9.16%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,169,770,065	$ 1,169,770,065
Holdings Count | Holding	106	106
Advisory Fees Paid, Amount	$ 783,666
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$1,169,770,065
Number of Holdings	106
Portfolio Turnover	21%
Total Advisory Fee	$783,666

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.2
Belgium -	0.6
Bermuda -	0.1
Canada -	0.1
Israel -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	22.5
Alphabet, Inc., Class A	12.0
Alphabet, Inc., Class C	9.2
Verizon Communications, Inc.	4.5
Comcast Corp., Class A	4.5
Netflix, Inc.	4.2
Walt Disney Co.	4.0
AT&T, Inc.	3.9
T-Mobile U.S., Inc.	3.1
Charter Communications, Inc., Class A	1.9
69.8

Material Fund Change [Text Block]
C000131662
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Consumer Discretionary Index ETF
Trading Symbol	FDIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, broadline retail gained 38% and contributed most to the fund's performance for the fiscal year. Homebuilding, which gained about 46%, also helped, as did apparel retail, which advanced approximately 35%. The hotels, resorts & cruise lines subindustry rose about 14%, while home improvement retail gained roughly 11%, and automotive retail advanced 24%.

•   Other contributors included the consumer electronics (+43%), education services (+23%), specialized consumer services (+21%), homefurnishing retail (+16%), home furnishings (+13%) and computer & electronics retail (+9%) subindustries.

•   In contrast, automobile manufacturers (-12%) notably detracted, as did footwear (-15%). The automotive parts & equipment subindustry returned -18%. Other detractors included leisure products (-12%) and other specialty retail (-4%).

•   Turning to individual stocks, the biggest contributor was Amazon.com (+40%), from the broadline retail subindustry, followed by Home Depot (+13%) from the home improvement retail group. In apparel retail, TJX (+33%) contributed. In hotels, resorts & cruise lines, The Booking Holdings (+26%) boosted the fund.

•   Conversely, the biggest detractor was Tesla (-13%), from the automobile manufacturers subindustry. Another notable detractor was Nike (-31%), a stock in the footwear subindustry. Starbucks (-21%) and Mcdonalds (-7%), from the restaurants subindustry, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$34,954 Fidelity® MSCI Consumer Discretionary Index ETF	$35,071 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$12,196	$12,218	$11,121
2016	$12,347	$12,382	$11,745
2017	$14,128	$14,183	$13,629
2018	$17,145	$17,230	$15,843
2019	$18,543	$18,643	$17,108
2020	$23,227	$23,342	$19,153
2021	$33,203	$33,217	$26,134
2022	$28,591	$28,634	$24,921
2023	$31,463	$31,539	$28,165
2024	$34,954	$35,071	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Discretionary Index ETF - NAV	11.10%	13.52%	13.33%
Fidelity® MSCI Consumer Discretionary Index ETF - Market Price	10.98%	13.49%	13.31%
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked IndexFootnote ReferenceSM	11.20%	13.47%	13.37%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,666,449,545	$ 1,666,449,545
Holdings Count | Holding	271	271
Advisory Fees Paid, Amount	$ 1,115,813
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$1,666,449,545
Number of Holdings	271
Portfolio Turnover	8%
Total Advisory Fee	$1,115,813

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	96.9
Brazil -	1.4
United Kingdom -	0.5
Switzerland -	0.5
Bermuda -	0.3
Sweden -	0.2
Bahamas -	0.1
Ireland -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	22.0
Tesla, Inc.	12.0
Home Depot, Inc.	6.7
McDonald's Corp.	3.5
Lowe's Cos., Inc.	2.6
Booking Holdings, Inc.	2.4
TJX Cos., Inc.	2.4
NIKE, Inc., Class B	1.7
Starbucks Corp.	1.6
MercadoLibre, Inc.	1.4
56.3

Material Fund Change [Text Block]
C000131664
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Consumer Staples Index ETF
Trading Symbol	FSTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the year, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, consumer staples merchandise retail gained 30% and contributed most to the fund's performance for the fiscal year. Tobacco stocks also helped, gaining approximately 20%. The household products subindustry rose about 9%.

•   Conversely, personal care products returned -23% and detracted most. Packaged foods & meats (-4%) and agricultural products & services (-18%) also hurt. Other detractors included the distillers & vintners (-19%), drug retail (-58%) and brewers (-23%) subindustries.

•   Turning to individual stocks, the top contributor was Costco Wholesale (+51%), from the consumer staples merchandise retail subindustry. Within the same subindustry, Walmart (+31%) helped. In tobacco, Philip Morris Intl gained 22% and lifted the fund.

•   In contrast, the biggest detractor was Estee Lauder (-44%), from the personal care products subindustry. Walgreens Boots Alliance (-58%), from the drug retail subindustry, hindered the fund. In soft drinks & non-alcoholic beverages, PepsiCo returned -5% and hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$23,977 Fidelity® MSCI Consumer Staples Index ETF	$24,283 Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,901	$11,919	$11,121
2016	$13,230	$13,278	$11,745
2017	$13,736	$13,800	$13,629
2018	$13,728	$13,813	$15,843
2019	$15,534	$15,642	$17,108
2020	$16,737	$16,885	$19,153
2021	$19,931	$20,129	$26,134
2022	$21,086	$21,314	$24,921
2023	$22,392	$22,657	$28,165
2024	$23,977	$24,283	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Staples Index ETF - NAV	7.08%	9.07%	9.14%
Fidelity® MSCI Consumer Staples Index ETF - Market Price	7.09%	9.05%	9.13%
Fidelity MSCI Consumer Staples Index ETF Capped Linked IndexFootnote ReferenceSM	7.18%	9.20%	9.28%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,100,890,566	$ 1,100,890,566
Holdings Count | Holding	104	104
Advisory Fees Paid, Amount	$ 907,485
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$1,100,890,566
Number of Holdings	104
Portfolio Turnover	8%
Total Advisory Fee	$907,485

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.9
Cayman Islands -	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Procter & Gamble Co.	11.4
Costco Wholesale Corp.	10.9
Walmart, Inc.	8.7
Coca-Cola Co.	7.7
PepsiCo, Inc.	6.6
Philip Morris International, Inc.	4.9
Mondelez International, Inc., Class A	3.3
Altria Group, Inc.	3.1
Colgate-Palmolive Co.	2.8
Target Corp.	2.5
61.9

Material Fund Change [Text Block]
C000131665
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Energy Index ETF
Trading Symbol	FENY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, integrated oil & gas gained approximately 9% and contributed most to the fund's performance for the fiscal year. Oil & gas storage & transportation stocks also helped, gaining approximately 29%. The oil & gas refining & marketing subindustry rose 28%.

•   Other contributors included the oil & gas exploration & production (+4%) and the coal & consumable fuels (+15%) subindustries.

•   Conversely, oil & gas drilling returned approximately -15% and detracted most from a subindustry perspective.

•   Turning to individual stocks, the biggest contributor was Exxon Mobil (+14%), from the integrated oil & gas subindustry. Marathon Petroleum (+36%), Phillips 66 (+35%) and Valero Energy (+29%), within the oil & gas refining & marketing subindustry, also notably helped. Lastly, in oil & gas storage & transportation, Williams Companies gained 31% and also boosted the fund.

•   In contrast, the biggest individual detractor was Schlumberger (-16%), from the oil & gas equipment & services subindustry. From the same subindustry, Halliburton returned approximately -10% and hurt the fund. Lastly, ConocoPhillips (-3%), EQT (-17%) and Devon Energy (-9%), within the oil & gas exploration & production subindustry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$13,181 Fidelity® MSCI Energy Index ETF	$13,292 Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$7,207	$7,205	$11,121
2016	$7,149	$7,161	$11,745
2017	$7,084	$7,104	$13,629
2018	$8,537	$8,572	$15,843
2019	$6,880	$6,910	$17,108
2020	$4,177	$4,194	$19,153
2021	$6,215	$6,248	$26,134
2022	$10,298	$10,366	$24,921
2023	$11,956	$12,046	$28,165
2024	$13,181	$13,292	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Energy Index ETF - NAV	10.25%	13.89%	2.80%
Fidelity® MSCI Energy Index ETF - Market Price	10.21%	13.86%	2.79%
Fidelity MSCI Energy Index ETF Capped Linked IndexFootnote ReferenceSM	10.34%	13.98%	2.89%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,879,943,146	$ 1,879,943,146
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 1,403,141
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$1,879,943,146
Number of Holdings	111
Portfolio Turnover	11%
Total Advisory Fee	$1,403,141

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.6
United Kingdom -	0.7
Ireland -	0.4
Switzerland -	0.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	22.5
Chevron Corp.	13.9
ConocoPhillips	6.4
EOG Resources, Inc.	3.6
Schlumberger NV	3.4
Marathon Petroleum Corp.	3.3
Phillips 66	3.1
Valero Energy Corp.	2.7
Williams Cos., Inc.	2.6
ONEOK, Inc.	2.4
63.9

Material Fund Change [Text Block]
C000131666
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Financials Index ETF
Trading Symbol	FNCL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, diversified banks (+35%) contributed most to the fund's performance for the fiscal year. Property & casualty insurance providers (+39%) also helped, as did asset management & custody banks (+35%). Additional performance standouts for the fund included the transaction & payment processing services industry (+12%), as well as multi-sector holdings (+24%) and regional banks (+26%).

•   Conversely, the diversified capital markets category returned -52% and detracted most. Holdings among the distributors industry (-17%) also hurt.

•   Turning to individual stocks, the biggest contributor was diversified bank JPMorgan Chase (+38%). Within the same industry, Bank of America (+30%) boosted the fund’s result as well. In terms of multi-sector holdings, Berkshire Hathaway (+25%) was another plus, as was transaction & payment processing services company MasterCard (+18%).

 •   In contrast, the biggest individual detractor was transaction & payment processing services firm PayPal Holdings (-13%). In that same industry, Block returned -23% and further weighed on the fund's performance. Among regional banks, New York Community Bancorp (-74%) hindered the fund’s return as well. Lastly, in the consumer finance industry, the fund’s exposure to Sofi Technologies (-34%) and Upstart Holdings (-59%) also were detrimental to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$28,950 Fidelity® MSCI Financials Index ETF	$29,244 Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,410	$11,426	$11,121
2016	$11,240	$11,265	$11,745
2017	$14,757	$14,816	$13,629
2018	$16,709	$16,790	$15,843
2019	$17,177	$17,272	$17,108
2020	$14,639	$14,740	$19,153
2021	$22,858	$23,031	$26,134
2022	$21,461	$21,641	$24,921
2023	$22,844	$23,054	$28,165
2024	$28,950	$29,244	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Financials Index ETF - NAV	26.73%	11.00%	11.22%
Fidelity® MSCI Financials Index ETF - Market Price	26.60%	11.00%	11.19%
Fidelity MSCI Financials Index ETF Capped Linked IndexFootnote ReferenceSM	26.85%	11.11%	11.33%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,709,627,047	$ 1,709,627,047
Holdings Count | Holding	399	399
Advisory Fees Paid, Amount	$ 1,251,442
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$1,709,627,047
Number of Holdings	399
Portfolio Turnover	3%
Total Advisory Fee	$1,251,442

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.7
Bermuda -	0.6
Ireland -	0.4
Puerto Rico -	0.2
United Kingdom -	0.1
Kazakhstan -	0.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	8.6
Berkshire Hathaway, Inc., Class B	8.1
Visa, Inc., Class A	5.9
Mastercard, Inc., Class A	5.5
Bank of America Corp.	4.0
Wells Fargo & Co.	3.0
Goldman Sachs Group, Inc.	2.3
S&P Global, Inc.	2.2
American Express Co.	2.1
BlackRock, Inc.	1.8
43.5

Material Fund Change [Text Block]
C000131667
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Health Care Index ETF
Trading Symbol	FHLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, the biotechnology industry gained 26% and contributed most to the fund's performance for the fiscal year. Pharmaceuticals stocks (+16%) also helped. Managed health care rose 12%, life sciences tools & services gained about 11%, and health care distributors advanced approximately 32%. Another contributor was the health care facilities (+36%) subindustry.

•   Conversely, health care supplies (-19%) detracted most. Health care technology (-20%) and environmental & facilities services (0%) also hurt.

•   Turning to individual stocks, the biggest contributor was Eli Lilly (+78%), from the pharmaceuticals subindustry. AbbVie (+29%) and Amgen (+46%), from the biotechnology subindustry, also boosted the fund. UnitedHealth Group (+16%), from the managed health care subindustry, contributed. Lastly, in health care equipment, Intuitive Surgical (+37%) also boosted the fund.

•   In contrast, notable detractors were pharmaceuticals firms Bristol-Myers Squibb (-20%) and Pfizer (-10%). In health care equipment, Dexcom (-46%) hindered the fund. CVS Health (-16%), a stock in the health care services subindustry, also detracted, as did managed health care firm Humana (-20%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$28,396 Fidelity® MSCI Health Care Index ETF	$28,669 Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$13,038	$13,062	$11,121
2016	$12,685	$12,716	$11,745
2017	$13,862	$13,909	$13,629
2018	$15,988	$16,062	$15,843
2019	$16,602	$16,693	$17,108
2020	$19,871	$19,998	$19,153
2021	$25,417	$25,603	$26,134
2022	$24,574	$24,771	$24,921
2023	$25,226	$25,447	$28,165
2024	$28,396	$28,669	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Health Care Index ETF - NAV	12.57%	11.33%	11.00%
Fidelity® MSCI Health Care Index ETF - Market Price	12.53%	11.31%	10.98%
Fidelity MSCI Health Care Index ETF Capped Linked IndexFootnote ReferenceSM	12.66%	11.42%	11.11%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 3,054,716,194	$ 3,054,716,194
Holdings Count | Holding	366	366
Advisory Fees Paid, Amount	$ 2,532,346
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$3,054,716,194
Number of Holdings	366
Portfolio Turnover	5%
Total Advisory Fee	$2,532,346

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.0
Ireland -	0.7
Canada -	0.1
Switzerland -	0.1
United Kingdom -	0.1
Netherlands -	0.0
Costa Rica -	0.0
Cayman Islands -	0.0
Jersey -	0.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	10.3
UnitedHealth Group, Inc.	8.4
Johnson & Johnson	6.0
AbbVie, Inc.	5.2
Merck & Co., Inc.	4.5
Thermo Fisher Scientific, Inc.	3.7
Danaher Corp.	3.1
Abbott Laboratories	2.9
Amgen, Inc.	2.8
Pfizer, Inc.	2.7
49.6

Material Fund Change [Text Block]
C000131668
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Industrials Index ETF
Trading Symbol	FIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, aerospace & defense gained 32% and contributed most to the fund's performance versus the benchmark for the fiscal year. Building products, which gained 31%, also helped, as did trading companies & distributors, which advanced 36%.

•   Conversely, air freight & logistics returned about -13% and detracted most. Agricultural & farm machinery (-12%) and human resource & employment services (-2%) also hurt.

•   Turning to individual stocks, the top contributor was General Electric (+88%), from the aerospace & defense subindustry. Within the same subindustry, Raytheon Technologies (+37%) helped. Caterpillar (+33%), a stock in the construction machinery & heavy transportation equipment subindustry, helped.

•   In contrast, the biggest detractor was United Parcel Service (-27%), from the air freight & logistics subindustry. In aerospace & defense, Boeing returned -20% and hurt the fund. Another notable detractor was Deere & (-12%), a stock in the agricultural & farm machinery subindustry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$30,289 Fidelity® MSCI Industrials Index ETF	$30,587 Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,615	$10,625	$11,121
2016	$11,617	$11,644	$11,745
2017	$13,718	$13,762	$13,629
2018	$15,786	$15,855	$15,843
2019	$16,296	$16,378	$17,108
2020	$15,589	$15,683	$19,153
2021	$22,943	$23,104	$26,134
2022	$21,313	$21,479	$24,921
2023	$25,398	$25,619	$28,165
2024	$30,289	$30,587	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Industrials Index ETF - NAV	19.26%	13.20%	11.72%
Fidelity® MSCI Industrials Index ETF - Market Price	19.21%	13.19%	11.72%
Fidelity MSCI Industrials Index ETF Capped Linked IndexFootnote ReferenceSM	19.40%	13.31%	11.83%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,242,225,814	$ 1,242,225,814
Holdings Count | Holding	367	367
Advisory Fees Paid, Amount	$ 796,916
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$1,242,225,814
Number of Holdings	367
Portfolio Turnover	4%
Total Advisory Fee	$796,916

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	97.7
United Kingdom -	1.1
Canada -	0.9
Ireland -	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	3.6
Caterpillar, Inc.	3.4
RTX Corp.	3.0
Union Pacific Corp.	2.9
Honeywell International, Inc.	2.6
Eaton Corp. PLC	2.4
Uber Technologies, Inc.	2.4
Lockheed Martin Corp.	2.3
Boeing Co.	2.2
Automatic Data Processing, Inc.	2.1
26.9

Material Fund Change [Text Block]
C000131669
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Information Technology Index ETF
Trading Symbol	FTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, semiconductors gained approximately 64% and contributed most to the fund's performance for the fiscal year. Systems software, which gained roughly 24%, also helped, as did the application software subindustry (+12%).

•   The semiconductor materials & equipment segment gained about 24% the past year, and IT consulting & other services advanced 19%.

•   Conversely, internet services & infrastructure returned -7% and detracted most. Transaction & payment processing services (0%) and electrical components & equipment (0%) also hurt.

•   Turning to individual stocks, the top contributor was Nvidia (+149%), from the semiconductors subindustry. From the same subindustry, Broadcom (+83%) and Qualcomm (+40%) boosted the fund’s performance. Microsoft (+25%), a stock in the systems software subindustry, helped. Lastly, Apple (+14%), from the technology hardware, storage & peripherals subindustry, added value.

•   In contrast, the biggest detractor was Intel (-13%), from the semiconductors subindustry. Another notable detractor was SolarEdge Technologies (-88%), a stock in the semiconductor materials & equipment subindustry. In internet services & infrastructure, Snowflake (-26%) and MongoDB (-40%) hurt the fund's performance. Lastly, in systems software, Fortinet returned -25% and also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$64,014 Fidelity® MSCI Information Technology Index ETF	$64,542 Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,298	$11,308	$11,121
2016	$12,247	$12,266	$11,745
2017	$15,779	$15,823	$13,629
2018	$20,186	$20,267	$15,843
2019	$23,403	$23,517	$17,108
2020	$32,059	$32,249	$19,153
2021	$45,067	$45,374	$26,134
2022	$40,826	$41,133	$24,921
2023	$50,567	$50,995	$28,165
2024	$64,014	$64,542	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Information Technology Index ETF - NAV	26.59%	22.29%	20.40%
Fidelity® MSCI Information Technology Index ETF - Market Price	26.71%	22.31%	20.40%
Fidelity MSCI Information Technology Index ETF Capped Linked IndexFootnote ReferenceSM	26.56%	22.37%	20.50%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 11,471,168,304	$ 11,471,168,304
Holdings Count | Holding	293	293
Advisory Fees Paid, Amount	$ 7,253,609
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$11,471,168,304
Number of Holdings	293
Portfolio Turnover	10%
Total Advisory Fee	$7,253,609

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.9
China -	0.5
Singapore -	0.2
United Kingdom -	0.2
Israel -	0.1
Thailand -	0.1
Canada -	0.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Apple, Inc.	17.2
Microsoft Corp.	15.8
NVIDIA Corp.	14.3
Broadcom, Inc.	4.8
Salesforce, Inc.	1.7
Adobe, Inc.	1.7
Advanced Micro Devices, Inc.	1.6
Oracle Corp.	1.5
Accenture PLC, Class A	1.4
QUALCOMM, Inc.	1.4
61.4

Material Fund Change [Text Block]
C000131670
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Materials Index ETF
Trading Symbol	FMAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, specialty chemicals – the MSCI index’s largest subindustry weighting, at about 26% of assets – gained 9% and contributed most to the fund's performance for the fiscal year. Industrial gases, which gained 10%, also helped, as did construction materials, which advanced 31%. The paper & plastic packaging products & materials subindustry rose roughly 22%, while steel gained about 14%, and gold advanced about 20%. Other contributors included the commodity chemicals (+4%), copper (+3%), and metal, glass & plastic containers (+4%) subindustries.

•   Conversely, fertilizers & agricultural chemicals returned approximately -9% and detracted most. Diversified metals & mining (-37%) and diversified chemicals (-24%) also hurt.

•   Turning to individual stocks, the top contributor was Linde (+18%), from the industrial gases subindustry. Sherwin Williams (+28%) and Ecolab (+27%), within specialty chemicals, also boosted the fund. In gold, Newmont gained 18%. Lastly, Martin Marietta Materials (+34%), from the construction materials subindustry, also contributed.

•   In contrast, the biggest detractor was Albemarle (-55%), from the specialty chemicals subindustry. Within the same subindustry, Arcadium Lithium (-53%) and PPG Industries (-10%) detracted. In industrial gases, Air Products & Chemicals returned -11%. Lastly, FMC (-37%), from the fertilizers & agricultural chemicals subindustry, also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$22,827 Fidelity® MSCI Materials Index ETF	$22,952 Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$9,533	$9,533	$11,121
2016	$10,421	$10,433	$11,745
2017	$12,105	$12,130	$13,629
2018	$13,502	$13,524	$15,843
2019	$12,959	$12,998	$17,108
2020	$13,384	$13,438	$19,153
2021	$19,407	$19,461	$26,134
2022	$18,499	$18,566	$24,921
2023	$20,795	$20,890	$28,165
2024	$22,827	$22,952	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Materials Index ETF - NAV	9.77%	11.99%	8.60%
Fidelity® MSCI Materials Index ETF - Market Price	9.90%	11.99%	8.60%
Fidelity MSCI Materials Index ETF Capped Linked IndexFootnote ReferenceSM	9.87%	12.04%	8.66%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 538,234,027	$ 538,234,027
Holdings Count | Holding	114	114
Advisory Fees Paid, Amount	$ 403,865
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$538,234,027
Number of Holdings	114
Portfolio Turnover	9%
Total Advisory Fee	$403,865

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.3
Jersey -	1.1
Jersey, Channel Islands -	0.2
Luxembourg -	0.2
United Kingdom -	0.1
Canada -	0.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	15.4
Sherwin-Williams Co.	6.0
Freeport-McMoRan, Inc.	4.6
Ecolab, Inc.	4.2
CRH PLC	4.2
Air Products & Chemicals, Inc.	4.1
Newmont Corp.	4.0
Nucor Corp.	2.8
Corteva, Inc.	2.8
Dow, Inc.	2.7
50.8

Material Fund Change [Text Block]
C000151119
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Real Estate Index ETF
Trading Symbol	FREL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, the retail real estate industry gained roughly 15% and contributed most to the fund's performance for the fiscal year. Stakes in health care real estate investment trusts, which rose 17%, also helped, as did telecom tower REITs (+14%). Additional standouts included the other specialized category (+23%), in addition to self-storage and multi-family residential firms, which increased 14% and 9%, respectively. Other key contributors included data center (+8%), real estate services (+9%), industrial (+5%), office (+19%), diversified (+4%) and hotel & resort (+3%) REITs.

•   Conversely, the timber category returned approximately -5% and notably detracted. Exposure to real estate operating companies (-20%) and real estate development (-8%) firms also hurt.

•   Turning to individual stocks, the biggest contributor was American Tower (+20%), within the telecom tower industry. Health care REIT Welltower (+39%) was another plus. Among other specialized real estate stocks, Iron Mountain gained 73% and further aided performance. In retail, Simon Property Group (+30%) boosted performance as well. Lastly, CBRE Group (+35%), a stock in the real estate services industry, also helped.

•   In contrast, the biggest detractor was Medical Properties Trust (-46%), from the health care industry. Stakes in real estate services REITs CoStar Group (-7%) and Opendoor Technologies (-55%) hindered the fund as well. A position in W.P. Carey (-7%), a stock in the diversified category, also hurt. Lastly, timber firm Weyerhaeuser (-4%) further pressured the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$16,102 Fidelity® MSCI Real Estate Index ETF	$16,251 Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	$32,540 S&P 500® Index
2/2/2015	$10,000	$10,000	$10,000
2015	$9,451	$9,432	$10,518
2016	$11,272	$11,275	$11,109
2017	$11,101	$11,109	$12,891
2018	$11,604	$11,621	$14,985
2019	$13,134	$13,157	$16,181
2020	$12,442	$12,498	$18,116
2021	$16,869	$16,984	$24,719
2022	$16,151	$16,254	$23,572
2023	$14,560	$14,668	$26,640
2024	$16,102	$16,251	$32,540

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/2/15
Fidelity® MSCI Real Estate Index ETF - NAV	10.59%	4.16%	5.14%
Fidelity® MSCI Real Estate Index ETF - Market Price	10.74%	4.16%	4.98%
Fidelity MSCI Real Estate Index ETF Capped Linked IndexFootnote ReferenceSM	10.79%	4.32%	5.25%
S&P 500® Index	22.15%	15.00%	13.23%

Performance Inception Date		Feb. 02, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 992,512,356	$ 992,512,356
Holdings Count | Holding	148	148
Advisory Fees Paid, Amount	$ 788,040
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$992,512,356
Number of Holdings	148
Portfolio Turnover	6%
Total Advisory Fee	$788,040

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	8.1
American Tower Corp.	7.1
Equinix, Inc.	5.2
Welltower, Inc.	4.4
Simon Property Group, Inc.	3.5
Realty Income Corp.	3.4
Crown Castle, Inc.	3.3
Digital Realty Trust, Inc.	3.3
Public Storage	3.3
CBRE Group, Inc., Class A	2.4
44.0

Material Fund Change [Text Block]
C000131663
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Utilities Index ETF
Trading Symbol	FUTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

•   U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve’s likely pivot to cutting interest rates later this year.

•   Against this backdrop, electric utilities – representing roughly 62% of the MSCI index – gained 15% and contributed most to the fund's performance for the fiscal year. Multi-utilities stocks also helped, gaining approximately 8%. The independent power producers AND energy traders subindustry, representing only about 3% of the index, rose roughly 65%. Gas utilities (+6%) also contributed.

•   Conversely, renewable electricity returned approximately -24% and detracted most. Water utilities (-2%) also hurt.

•   Turning to individual stocks, the top contributor was Constellation Energy (+98%), from the electric utilities subindustry. From the same subindustry, Southern (+20%), Duke Energy (+22%) and NextEra Energy (+7%) also helped. Lastly, in independent power producers & energy traders, Vistra gained roughly 187% and further lifted the fund.

•   In contrast, the biggest detractor was Exelon (-8%), from the electric utilities subindustry. Within the same subindustry, Hawaiian Electric Industries (-55%) and Eversource Energy (-6%) also hurt. AES, within the independent power producers & energy traders subindustry, returned roughly -15%. Lastly, NextEra Energy Partners, the yield company subsidiary of NextEra Energy within the renewable electricity subindustry, returned -48%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Funds's future performance.
Line Graph [Table Text Block]
	$24,271 Fidelity® MSCI Utilities Index ETF	$24,555 Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	$34,403 S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,913	$10,928	$11,121
2016	$13,485	$13,526	$11,745
2017	$14,378	$14,441	$13,629
2018	$14,928	$15,016	$15,843
2019	$17,306	$17,428	$17,108
2020	$17,848	$17,998	$19,153
2021	$20,072	$20,260	$26,134
2022	$23,102	$23,332	$24,921
2023	$21,571	$21,803	$28,165
2024	$24,271	$24,555	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fidelity® MSCI Utilities Index ETF - NAV	12.51%	7.00%	9.27%
Fidelity® MSCI Utilities Index ETF - Market Price	12.41%	6.97%	9.26%
Fidelity MSCI Utilities Index ETF Capped Linked IndexFootnote ReferenceSM	12.62%	7.10%	9.40%
S&P 500® Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
AssetsNet	$ 1,245,081,474	$ 1,245,081,474
Holdings Count | Holding	66	66
Advisory Fees Paid, Amount	$ 1,118,301
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of July 31, 2024)
FUND STATISTICS
Total Net Assets	$1,245,081,474
Number of Holdings	66
Portfolio Turnover	3%
Total Advisory Fee	$1,118,301

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	12.9
Southern Co.	7.5
Duke Energy Corp.	6.9
Constellation Energy Corp.	4.9
American Electric Power Co., Inc.	4.2
Sempra	4.2
Dominion Energy, Inc.	3.7
Public Service Enterprise Group, Inc.	3.3
Exelon Corp.	3.1
PG&E Corp.	3.0
53.7

Material Fund Change [Text Block]